October 11, 2022

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Scottsdale Funds (the “Trust”)
333-11763

Commissioners:

Enclosed is the 64th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. The purpose of this amendment is to provide add Ariel Investments, LLC (Ariel) as a new investment advisor to Vanguard Explorer Value Fund, a series of the Trust. This amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

Pursuant to the requirements of Rule 485(a)(1), we request that this Amendment becomes effective on
December 21, 2022.

Please contact my colleague Sanu Thomas at sanu_thomas@vanguard.com, with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/ Kerry Bender

Kerry Bender
Assistant General Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission